Tax (Details) - Schedule of reconciliation of the statutory rate to the effective tax rate (Parentheticals)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of the statutory rate to the effective tax rate [Abstract]
Loss before tax rate	22.00%	22.00%
Effective tax rate	30.00%	24.00%